Stream, Royalty and Other Interests - Carrying Amount Related to Stream, Royalty and Other Agreements (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion	$ 35,704	$ 33,124
Carrying Amount	473,651	356,612
Property, Plant and Equipment [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	419,800	298,200
Current Period Depletion Expense [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion	35,300
Current Period Depletion Expense From Prior Period Depletion in Ending Inventory [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion in Ending Inventory	400
Exploration and evaluation assets [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	$ 53,900	$ 58,400